UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2012

Item 1. Reports to Stockholders

Fidelity® Inflation-Protected
Bond Index Central Fund

Annual Report

September 30, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

IPB-ANN-1112
1.938133.100

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Inflation-Protected Bond Index Central Fund's cumulative total return and show you what would have happened if Fidelity® Inflation-Protected Bond Index Central Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Inflation-Protected Bond Index Central Fund on February 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series L) performed over the same period.

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Management's Discussion of Fund Performance

Market Recap: For the most part, the 12 months ending September 30, 2012, was a very favorable environment for nearly all segments of the investment-grade bond universe, with several big themes lifting performance. As U.S. economic growth remained generally sluggish, the Federal Reserve continued its ongoing effort to stimulate the economy through large-scale asset purchases that, in turn, reduced the premium demanded by investors for owning riskier securities. Meanwhile, the sovereign debt crisis in Europe continued to steer global investors toward U.S. assets as the best-available alternatives in a challenging global landscape. Also, U.S. corporate balance sheets remained in solid shape - thanks to strong financial management and good cash flows, despite only modest growth - which kept default rates low throughout the year. Against this backdrop, the entire investment-grade bond universe, as measured by the Barclays® U.S. Aggregate Bond Index, gained 5.16%. U.S. Treasuries, the safest investment vehicle available, added 2.99%, while the Barclays® U.S. Credit Bond Index, which reflects the performance of investment-grade corporate debt and agency bonds, increased 10.09%. In comparison, the broad U.S. stock market, as measured by the S&P 500® Index, rose 30.20%.

Comments from Alan Bembenek and Curtis Hollingsworth, Co-Portfolio Managers of Fidelity® Inflation-Protected Bond Index Central Fund: From its inception on February 22, 2012, through September 30, 2012, the fund returned 2.53%, in line with the 2.57% gain of the Barclays U.S. 1-10 Year TIPS Index. The fund's performance was driven by its TIPS holdings, which accounted for virtually all of its assets during the period. We kept the fund's duration, a measure of its interest rate sensitivity, and yield-curve positioning - or, how assets were allocated among TIPS with various maturities - neutral to the benchmark. Security selection decisions had virtually no impact on the fund's performance versus the index. After an inauspicious start to the period, 1-10 year TIPS enjoyed a nice rally in the spring and summer. Because of their explicit U.S. government backing, TIPS were appealing to investors seeking safe harbor from a slowing global economy and ongoing worries about the European sovereign debt crisis. Later, TIPS were bolstered by demand from investors concerned that the coordinated actions of the world's central banks to try to stimulate growth would ultimately prove inflationary. Despite rising inflation expectations, the actual rate of inflation remained tame throughout the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

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Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Actual	.0029%	$ 1,000.00	$ 1,030.70	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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Investment Changes (Unaudited)

Coupon Distribution as of September 30, 2012
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	36.8	28.1
1 - 1.99%	37.3	44.1
2 - 2.99%	25.9	27.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2012
6 months ago
Years	5.5	5.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2012
6 months ago
Years	3.4	4.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of September 30, 2012*		As of March 31, 2012**
	U.S. Government and U.S. Government Agency Obligations 99.8%		U.S. Government and U.S. Government Agency Obligations 99.7%
	Net Other Assets (Liabilities) 0.2%		Net Other Assets (Liabilities) 0.3%
* Inflation Protected Securities	99.8%	** Inflation Protected Securities	99.7%

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Investments September 30, 2012

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 44,476,224	$ 47,121,225
0.125% 4/15/17	34,123,657	36,761,086
0.125% 1/15/22	44,271,491	48,336,547
0.125% 7/15/22	31,456,811	34,398,901
0.5% 4/15/15	25,313,497	26,589,529
0.625% 7/15/21	40,119,557	45,928,365
1.125% 1/15/21	37,827,176	44,769,444
1.25% 4/15/14	18,613,314	19,359,682
1.25% 7/15/20	33,034,438	39,479,060
1.375% 7/15/18	16,768,375	19,665,049
1.375% 1/15/20	21,496,601	25,700,418
1.625% 1/15/15	25,436,892	27,259,604
1.625% 1/15/18	17,000,789	19,905,770
1.875% 7/15/15	22,103,669	24,322,951
1.875% 7/15/19	17,725,713	21,751,760
2% 1/15/14	29,365,206	30,671,144
2% 7/15/14	26,044,304	27,780,576
2% 1/15/16	21,460,893	24,055,069
2.125% 1/15/19	15,630,546	19,182,974
2.375% 1/15/17	18,779,093	22,025,932
2.5% 7/15/16	21,655,527	25,149,534
2.625% 7/15/17	16,098,960	19,466,107
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $637,155,824)	649,680,727
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,431,394
NET ASSETS - 100%	$ 651,112,121
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.8%
Net Other Assets	0.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $637,155,824)		$ 649,680,727
Cash		1,653
Receivable for investments sold		15,505,780
Receivable for fund shares sold		111,441
Interest receivable		1,573,282
Total assets		666,872,883

Liabilities
Payable for investments purchased	$ 15,507,358
Payable for fund shares redeemed	248,900
Other payables and accrued expenses	4,504
Total liabilities		15,760,762

Net Assets		$ 651,112,121
Net Assets consist of:
Paid in capital		$ 638,587,218
Net unrealized appreciation (depreciation) on investments		12,524,903
Net Assets, for 6,350,606 shares outstanding		$ 651,112,121
Net Asset Value, offering price and redemption price per share ($651,112,121 ÷ 6,350,606 shares)		$ 102.53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period February 22, 2012 (commencement of operations) to September 30, 2012

Investment Income
Interest		$ 4,011,682
Inflation principal income		7,156,252
Amortization of premium		(7,802,274)
Total income		3,365,660

Expenses
Custodian fees and expenses	$ 9,505
Independent directors' compensation	999
Total expenses before reductions	10,504
Expense reductions	(1,060)	9,444
Net investment income (loss)		3,356,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(531,952)
Change in net unrealized appreciation (depreciation) on investment securities		12,524,903
Net gain (loss)		11,992,951
Net increase (decrease) in net assets resulting from operations		$ 15,349,167

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period February 22, 2012 (commencement of operations) to September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,356,216
Net realized gain (loss)	(531,952)
Change in net unrealized appreciation (depreciation)	12,524,903
Net increase (decrease) in net assets resulting from operations	15,349,167
Affiliated share transactions Proceeds from sales of shares	659,769,100
Cost of shares redeemed	(24,006,146)
Net increase (decrease) in net assets resulting from share transactions	635,762,954
Total increase (decrease) in net assets	651,112,121

Net Assets
Beginning of period	-
End of period	$ 651,112,121
Other Affiliated Information Shares
Sold	6,587,801
Redeemed	(237,195)
Net increase (decrease)	6,350,606

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended September 30,	2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.598
Net realized and unrealized gain (loss)	1.932
Total from investment operations	2.530
Net asset value, end of period	$ 102.53
Total Return B, C	2.53%
Ratios to Average Net Assets G
Expenses before reductions E	-% A
Expenses net of fee waivers, if any E	-% A
Expenses net of all reductions E	-% A
Net investment income (loss)	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 651,112
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period February 22, 2012 (commencement of operations) to September 30, 2012.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2012

1. Organization.

Fidelity® Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,452,623
Gross unrealized depreciation	(488,470)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,964,153

Tax Cost	$ 637,716,574

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $999.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $61.

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5. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

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Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Inflation-Protected Bond Index Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Index Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2012, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 22, 2012 (commencement of operations) to September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Index Central Fund as of September 30, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period from February 22, 2012 (commencement of operations) to September 30, 2012 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2012

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Directors and Officers (Trustees and Officers)

The Trustees and executive officers of the Central Investment Portfolios II LLC. and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 434 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Directors and Officers (Trustees and Officers) - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Central Investment Portfolios II LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2007

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2007

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2007

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Fidelity® Tactical Income
Central Fund

Annual Report

September 30, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-ANN-1112
1.822351.107

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity® Tactical Income Central Fund	7.06%	6.60%	5.59%

A From December 17, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tactical Income Central Fund on December 17, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the most part, the 12 months ending September 30, 2012, was a very favorable environment for nearly all segments of the investment-grade bond universe, with several big themes lifting performance. As U.S. economic growth remained generally sluggish, the Federal Reserve continued its ongoing effort to stimulate the economy through large-scale asset purchases that, in turn, reduced the premium demanded by investors for owning riskier securities. Meanwhile, the sovereign debt crisis in Europe continued to steer global investors toward U.S. assets as the best-available alternatives in a challenging global landscape. Also, U.S. corporate balance sheets remained in solid shape - thanks to strong financial management and good cash flows, despite only modest growth - which kept default rates low throughout the year. Against this backdrop, the entire investment-grade bond universe, as measured by the Barclays® U.S. Aggregate Bond Index, gained 5.16%. U.S. Treasuries, among the safest investments available, added 2.99%, while the Barclays® U.S. Credit Bond Index, which reflects the performance of investment-grade corporate and government-related debt, increased 10.09%. In comparison, the broad U.S. stock market, as measured by the S&P 500® Index, rose 30.20%.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Tactical Income Central Fund: For the year, the fund returned 7.06%, well ahead of the Barclays U.S. Aggregate Bond Index. The fund greatly benefited from good security selection among corporate bonds and a significant overweighting in strong-performing real estate investment trust debt. Good picks and overweightings in agency mortgage-backed securities and commercial mortgage-backed securities also helped. Elsewhere, an out-of-benchmark stake in U.S. Treasury Inflation-Protected Securities added nicely to results, more than compensating for the slightly negative impact of the fund's positioning in standard U.S. Treasury issues without inflation protection. In contrast, maintaining underweightings in local authority bonds - such as those issued by the states of California and Illinois - and unsecured government-agency bonds modestly detracted from performance. In both cases, these segments outpaced the index, and greater exposure here would have been helpful. But we had a good reason to de-emphasize those securities - we knew we couldn't own everything, and we saw better investment potential elsewhere.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Actual	.0017%	$ 1,000.00	$ 1,047.50	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 67.4%	U.S. Government and U.S. Government Agency Obligations 68.6%
AAA 0.9%	AAA 2.1%
AA 5.0%	AA 3.3%
A 5.8%	A 6.6%
BBB 15.9%	BBB 14.2%
BB and Below 1.9%	BB and Below 2.3%
Not Rated † 0.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Duration as of September 30, 2012
6 months ago
Years	4.8	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of September 30, 2012*		As of March 31, 2012**
	Corporate Bonds 20.7%		Corporate Bonds 21.6%
	U.S. Government and U.S. Government Agency Obligations 67.4%		U.S. Government and U.S. Government Agency Obligations 68.6%
	Asset-Backed Securities 0.4%		Asset-Backed Securities 0.4%
	CMOs and Other Mortgage Related Securities 7.7%		CMOs and Other Mortgage Related Securities 5.8%
	Municipal Bonds 0.7%		Municipal Bonds 0.4%
	Other Investments 0.0%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 3.1%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	2.8%	** Foreign investments	3.9%
* Futures and Swaps	(0.6)%	** Futures and Swaps	(0.4)%

† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments September 30, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
Comcast Corp.:
3.125% 7/15/22	$ 2,295,000	$ 2,381,499
4.65% 7/15/42	15,239,000	16,321,335
5.15% 3/1/20	5,729,000	6,816,685
6.5% 1/15/17	4,401,000	5,333,519
NBCUniversal Media LLC:
5.15% 4/30/20	4,048,000	4,798,139
6.4% 4/30/40	5,208,000	6,617,899
News America Holdings, Inc. 7.75% 12/1/45	2,912,000	3,906,990
News America, Inc. 6.15% 2/15/41	7,500,000	9,347,730
Time Warner Cable, Inc.:
4% 9/1/21	5,000,000	5,514,165
4.5% 9/15/42	4,553,000	4,546,548
Time Warner, Inc. 6.2% 3/15/40	7,609,000	9,484,809
Viacom, Inc. 6.75% 10/5/37	2,840,000	3,702,091
		78,771,409
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Beam, Inc.:
1.875% 5/15/17	1,144,000	1,169,392
3.25% 5/15/22	1,357,000	1,404,291
FBG Finance Ltd. 5.125% 6/15/15 (e)	3,715,000	4,121,321
Fortune Brands, Inc.:
5.375% 1/15/16	344,000	391,553
5.875% 1/15/36	953,000	1,142,657
6.375% 6/15/14	1,962,000	2,139,775
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	4,105,000	4,458,826
		14,827,815
Food & Staples Retailing - 0.1%
Walgreen Co.:
1.8% 9/15/17	2,515,000	2,543,998
3.1% 9/15/22	3,635,000	3,689,841
		6,233,839
Food Products - 0.4%
Kraft Foods, Inc.:
5.375% 2/10/20	9,113,000	10,995,664
6.125% 2/1/18	3,784,000	4,621,025
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 3,770,000	$ 4,636,150
6.5% 2/9/40	1,101,000	1,493,098
		21,745,937
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22	4,116,000	4,107,492
4.25% 8/9/42	4,116,000	4,096,482
9.25% 8/6/19	1,502,000	2,133,055
9.7% 11/10/18	1,582,000	2,266,460
Reynolds American, Inc.:
6.75% 6/15/17	6,895,000	8,347,625
7.25% 6/15/37	9,291,000	11,757,175
		32,708,289
TOTAL CONSUMER STAPLES		75,515,880
ENERGY - 2.4%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (e)	5,140,000	5,455,051
5.35% 3/15/20 (e)	4,099,000	4,498,312
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	4,548,000	4,833,974
5% 10/1/21	3,309,000	3,645,155
FMC Technologies, Inc.:
2% 10/1/17	759,000	767,051
3.45% 10/1/22	1,376,000	1,397,228
Transocean, Inc.:
5.05% 12/15/16	3,323,000	3,714,021
6.375% 12/15/21	4,387,000	5,251,577
		29,562,369
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	15,385,000	18,552,464
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	855,964
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	3,137,050
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,694,000	2,023,085
Nakilat, Inc. 6.067% 12/31/33 (e)	2,653,000	3,130,540
Petro-Canada 6.05% 5/15/18	1,960,000	2,398,713
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 4,467,000	$ 4,725,974
5.375% 1/27/21	7,945,000	8,952,196
5.75% 1/20/20	7,357,000	8,385,494
Petroleos Mexicanos:
4.875% 1/24/22	5,000,000	5,642,500
5.5% 6/27/44	5,599,000	6,102,910
6.5% 6/2/41	12,435,000	15,500,228
Phillips 66:
4.3% 4/1/22 (e)	4,867,000	5,329,920
5.875% 5/1/42 (e)	4,167,000	4,953,834
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,411,477
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (e)	2,130,000	2,667,825
Spectra Energy Partners, LP:
2.95% 6/15/16	2,098,000	2,164,381
4.6% 6/15/21	1,165,000	1,261,802
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	7,494,339
Western Gas Partners LP 5.375% 6/1/21	6,459,000	7,341,299
Williams Partners LP 4.125% 11/15/20	1,086,000	1,178,788
		114,210,783
TOTAL ENERGY		143,773,152
FINANCIALS - 10.0%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,219,000	5,754,840
5.75% 1/24/22	2,477,000	2,853,826
5.95% 1/18/18	4,700,000	5,459,116
6.75% 10/1/37	13,609,000	14,593,570
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,679,857
7.125% 5/15/15	8,210,000	9,054,054
Morgan Stanley:
4.75% 4/1/14	1,352,000	1,399,658
5.5% 7/28/21	17,662,000	19,333,143
5.75% 1/25/21	8,694,000	9,544,882
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 7,000,000	$ 8,044,456
7.3% 5/13/19	3,747,000	4,422,153
		83,139,555
Commercial Banks - 1.3%
Bank of America NA 5.3% 3/15/17	3,196,000	3,549,689
Credit Suisse New York Branch 6% 2/15/18	8,680,000	9,838,693
Discover Bank:
7% 4/15/20	5,075,000	6,113,908
8.7% 11/18/19	4,894,000	6,320,121
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,346,432
8.25% 3/1/38	1,976,000	2,865,010
Fifth Third Bank 4.75% 2/1/15	556,000	595,085
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	2,885,000	2,892,213
HBOS PLC 6.75% 5/21/18 (e)	3,118,000	3,164,770
HSBC Holdings PLC 4% 3/30/22	2,238,000	2,401,759
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,471,834
KeyBank NA 6.95% 2/1/28	850,000	1,045,791
Marshall & Ilsley Bank 5% 1/17/17	5,586,000	6,264,721
Regions Bank:
6.45% 6/26/37	7,667,000	7,820,340
7.5% 5/15/18	11,046,000	13,034,280
Regions Financial Corp.:
5.75% 6/15/15	877,000	941,661
7.75% 11/10/14	4,089,000	4,549,013
		75,215,320
Consumer Finance - 0.1%
Discover Financial Services 5.2% 4/27/22	3,503,000	3,838,997
Hyundai Capital America:
1.625% 10/2/15 (e)	1,922,000	1,922,951
2.125% 10/2/17 (e)	2,125,000	2,125,801
		7,887,749
Diversified Financial Services - 2.1%
Bank of America Corp.:
3.875% 3/22/17	2,890,000	3,110,680
5.65% 5/1/18	3,780,000	4,310,493
5.75% 12/1/17	11,300,000	13,004,232
6.5% 8/1/16	5,000,000	5,783,545
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC 4.742% 3/11/21	$ 10,000,000	$ 11,659,670
Capital One Capital V 10.25% 8/15/39	4,973,000	5,122,190
Citigroup, Inc.:
3.953% 6/15/16	5,120,000	5,479,142
5.875% 1/30/42	4,081,000	4,922,772
6.125% 5/15/18	3,790,000	4,487,322
6.5% 8/19/13	1,131,000	1,187,208
JPMorgan Chase & Co.:
2% 8/15/17	13,000,000	13,116,298
3.25% 9/23/22	20,284,000	20,571,059
4.35% 8/15/21	5,816,000	6,411,692
4.5% 1/24/22	15,434,000	17,124,116
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	4,015,000	4,023,452
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,242,923
5.15% 3/15/20	1,651,000	1,924,237
		123,481,031
Insurance - 1.9%
American International Group, Inc. 4.875% 9/15/16	3,591,000	4,009,158
Aon Corp.:
3.125% 5/27/16	4,779,000	5,063,049
5% 9/30/20	1,574,000	1,813,846
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	6,016,506
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(j)	11,559,000	11,819,078
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	5,184,000	5,824,224
6.625% 4/15/42	3,736,000	4,523,231
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	5,457,000	5,769,310
6.5% 3/15/35 (e)	4,626,000	4,951,911
6.7% 8/15/16 (e)	7,190,000	8,194,400
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,324,461
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	2,856,000	3,255,394
MetLife, Inc.:
1.564% 12/15/17 (c)	1,964,000	1,979,565
3.048% 12/15/22	5,220,000	5,285,976
6.75% 6/1/16	3,550,000	4,249,762
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	$ 2,400,000	$ 3,074,789
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,542,000	4,696,858
Prudential Financial, Inc.:
4.5% 11/16/21	2,796,000	3,085,160
4.75% 9/17/15	6,617,000	7,287,315
5.8% 11/16/41	3,660,000	4,225,598
6.2% 11/15/40	1,815,000	2,170,441
7.375% 6/15/19	1,370,000	1,732,786
Symetra Financial Corp. 6.125% 4/1/16 (e)	3,545,000	3,835,605
Unum Group:
5.625% 9/15/20	3,364,000	3,761,221
5.75% 8/15/42	4,696,000	4,946,799
		114,896,443
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,545,000	1,648,844
Boston Properties, Inc. 3.85% 2/1/23	6,233,000	6,566,422
DDR Corp. 4.625% 7/15/22	2,001,000	2,176,304
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,014,000	4,379,675
7.5% 4/1/17	2,084,000	2,494,269
9.625% 3/15/16	3,458,000	4,305,417
Duke Realty LP:
3.875% 10/15/22	4,348,000	4,422,816
4.375% 6/15/22	3,137,000	3,308,619
5.4% 8/15/14	5,368,000	5,742,998
5.5% 3/1/16	3,680,000	3,993,886
5.95% 2/15/17	1,473,000	1,668,435
6.25% 5/15/13	3,602,000	3,722,058
6.5% 1/15/18	4,735,000	5,499,452
Equity One, Inc.:
5.375% 10/15/15	606,000	657,360
6% 9/15/17	3,026,000	3,409,939
6.25% 12/15/14	2,601,000	2,850,901
6.25% 1/15/17	2,250,000	2,536,256
Federal Realty Investment Trust:
5.4% 12/1/13	2,572,000	2,707,943
5.9% 4/1/20	1,116,000	1,328,970
6.2% 1/15/17	1,240,000	1,438,503
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 1,762,000	$ 1,876,415
6.65% 1/15/18	2,850,000	3,167,821
UDR, Inc. 5.5% 4/1/14	5,815,000	6,140,942
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,706,609
		77,750,854
Real Estate Management & Development - 1.9%
AMB Property LP:
5.9% 8/15/13	4,780,000	4,944,250
6.3% 6/1/13	4,580,000	4,718,527
BioMed Realty LP:
3.85% 4/15/16	4,800,000	5,049,898
4.25% 7/15/22	2,470,000	2,575,390
6.125% 4/15/20	1,499,000	1,740,985
Brandywine Operating Partnership LP 5.7% 5/1/17	2,297,000	2,530,346
Colonial Properties Trust 5.5% 10/1/15	16,890,000	18,111,687
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,209,366
ERP Operating LP:
4.625% 12/15/21	7,286,000	8,398,237
4.75% 7/15/20	3,181,000	3,638,981
5.2% 4/1/13	4,695,000	4,796,182
5.5% 10/1/12	5,628,000	5,628,000
5.75% 6/15/17	1,306,000	1,554,546
Liberty Property LP:
4.125% 6/15/22	2,690,000	2,816,745
4.75% 10/1/20	4,767,000	5,173,735
5.5% 12/15/16	3,166,000	3,541,393
6.625% 10/1/17	3,452,000	4,115,423
Mack-Cali Realty LP 4.5% 4/18/22	1,607,000	1,720,634
Post Apartment Homes LP 6.3% 6/1/13	4,411,000	4,542,933
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	625,000	648,018
5.5% 1/15/14 (e)	4,295,000	4,401,202
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,351,483
Simon Property Group LP:
4.125% 12/1/21	3,187,000	3,535,489
4.2% 2/1/15	1,628,000	1,733,794
5.1% 6/15/15	2,362,000	2,605,437
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 4,142,000	$ 4,917,697
6.15% 11/15/15	7,034,000	7,932,509
		114,932,887
TOTAL FINANCIALS		597,303,839
HEALTH CARE - 1.0%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	10,156,000	11,330,948
5.375% 5/15/43	1,763,000	2,045,635
5.65% 6/15/42	4,502,000	5,380,462
		18,757,045
Health Care Providers & Services - 0.6%
Aristotle Holding, Inc.:
3.5% 11/15/16 (e)	7,371,000	7,970,498
4.75% 11/15/21 (e)	5,254,000	6,080,491
Express Scripts, Inc.:
3.125% 5/15/16	4,462,000	4,759,026
6.25% 6/15/14	1,213,000	1,321,440
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,366,036
WellPoint, Inc.:
3.3% 1/15/23	3,867,000	3,912,225
4.65% 1/15/43	4,718,000	4,818,673
		32,228,389
Pharmaceuticals - 0.1%
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,998,000	2,020,715
3.25% 10/1/22	2,983,000	3,021,961
4.625% 10/1/42	1,799,000	1,844,274
		6,886,950
TOTAL HEALTH CARE		57,872,384
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
United Technologies Corp. 3.1% 6/1/22	5,535,000	5,899,712
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.2%
Continental Airlines, Inc.:
4% 4/29/26 (f)	$ 2,692,000	$ 2,749,340
6.545% 8/2/20	734,684	804,479
6.648% 3/15/19	1,713,320	1,850,385
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,271,122	1,328,323
8.36% 1/20/19	6,629,634	7,193,153
		13,925,680
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,756,000	3,066,050
TOTAL INDUSTRIALS		22,891,442
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	5,022,657
6.55% 10/1/17	2,336,000	2,825,577
		7,848,234
Office Electronics - 0.1%
Xerox Corp.:
4.5% 5/15/21	1,794,000	1,906,626
6.4% 3/15/16	2,814,000	3,218,971
		5,125,597
TOTAL INFORMATION TECHNOLOGY		12,973,831
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co.:
4.125% 11/15/21	4,751,000	5,170,604
4.25% 11/15/20	2,576,000	2,834,834
7.6% 5/15/14	10,261,000	11,337,861
		19,343,299
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (e)	5,096,000	5,540,371
TOTAL MATERIALS		24,883,670
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
5.35% 9/1/40	$ 3,622,000	$ 4,364,934
5.55% 8/15/41	3,623,000	4,515,624
6.3% 1/15/38	4,683,000	6,154,445
6.8% 5/15/36	6,735,000	9,145,133
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,827,000	6,487,440
CenturyLink, Inc.:
6.15% 9/15/19	2,039,000	2,285,064
6.45% 6/15/21	2,625,000	2,962,914
7.6% 9/15/39	526,000	556,835
Embarq Corp.:
7.082% 6/1/16	736,000	869,042
7.995% 6/1/36	1,949,000	2,193,902
Verizon Communications, Inc. 6.1% 4/15/18	16,292,000	20,368,095
		59,903,428
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV:
2.375% 9/8/16	7,088,000	7,377,077
3.125% 7/16/22	4,003,000	4,126,060
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,301,093
		17,804,230
TOTAL TELECOMMUNICATION SERVICES		77,707,658
UTILITIES - 2.4%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,180,838
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,489,720
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,446,000	4,020,414
6.4% 9/15/20 (e)	9,269,000	11,030,110
Edison International 3.75% 9/15/17	2,719,000	2,921,296
FirstEnergy Corp. 7.375% 11/15/31	5,380,000	7,053,492
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,613,000	8,541,984
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,168,185
3.75% 11/15/20	612,000	636,589
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,546,566
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	3,005,333
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.:
4.4% 1/15/21	$ 5,280,000	$ 5,932,059
6% 12/1/39	2,651,000	3,339,945
		63,866,531
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	2,735,000	3,209,689
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,694,958
		4,904,647
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,312,067
6.5% 5/1/18	5,340,000	6,321,209
PSEG Power LLC 2.75% 9/15/16	1,263,000	1,313,106
		9,946,382
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
2.6623% 9/30/66 (j)	9,537,000	8,672,671
7.5% 6/30/66 (j)	5,100,000	5,559,000
National Grid PLC 6.3% 8/1/16	6,883,000	8,007,689
NiSource Finance Corp.:
4.45% 12/1/21	2,156,000	2,398,143
5.25% 2/15/43	3,793,000	4,238,241
5.4% 7/15/14	1,450,000	1,554,541
5.45% 9/15/20	6,486,000	7,635,559
5.8% 2/1/42	2,772,000	3,281,089
5.95% 6/15/41	5,116,000	6,165,609
6.15% 3/1/13	1,985,000	2,027,032
6.4% 3/15/18	4,379,000	5,357,225
Sempra Energy:
2.3% 4/1/17	5,425,000	5,678,782
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 2,426,000	$ 2,455,719
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	3,850,000	4,100,250
		67,131,550
TOTAL UTILITIES		145,849,110
TOTAL NONCONVERTIBLE BONDS (Cost $1,118,326,632)		1,237,542,375
U.S. Government and Government Agency Obligations - 32.2%

U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	54,825,358	59,601,917
U.S. Treasury Obligations - 31.2%
U.S. Treasury Bonds:
2.75% 8/15/42	91,445,000	90,059,060
3% 5/15/42	144,810,000	150,376,207
U.S. Treasury Notes:
0.25% 4/30/14	46,997,000	47,013,543
0.25% 6/30/14	175,735,000	175,782,976
0.5% 7/31/17	59,260,000	58,982,189
0.625% 7/15/14	103,330,000	104,040,394
0.625% 9/30/17	84,630,000	84,630,000
0.75% 6/30/17	141,309,000	142,412,906
1% 1/15/14 (g)	459,468,000	464,134,339
1.625% 8/15/22 (d)	217,860,000	217,689,851
1.75% 5/15/22	219,145,000	222,312,303
1.875% 10/31/17	8,000	8,493
2% 2/15/22	102,051,000	106,180,902
TOTAL U.S. TREASURY OBLIGATIONS		1,863,623,163
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,909,869,361)		1,923,225,080
U.S. Government Agency - Mortgage Securities - 50.5%
	Principal Amount	Value
Fannie Mae - 36.2%
2.045% 9/1/33 (j)	$ 923,999	$ 966,499
2.063% 5/1/34 (j)	1,584,554	1,659,214
2.285% 12/1/34 (j)	132,936	140,707
2.285% 3/1/35 (j)	121,641	128,891
2.332% 3/1/35 (j)	73,321	78,667
2.362% 8/1/36 (j)	2,373,689	2,552,459
2.422% 10/1/33 (j)	109,074	117,289
2.5% 10/1/27 (f)	19,000,000	19,975,958
2.5% 10/1/27 (f)	7,000,000	7,359,563
2.5% 10/1/27 (f)	24,500,000	25,758,472
2.5% 10/1/27 (f)	24,500,000	25,758,472
2.544% 5/1/33 (j)	30,570	32,163
2.558% 6/1/36 (j)	158,032	169,835
2.581% 5/1/35 (j)	286,059	307,603
2.687% 7/1/35 (j)	933,621	987,313
2.703% 7/1/35 (j)	221,163	237,681
2.733% 11/1/36 (j)	1,715,797	1,843,946
2.939% 5/1/36 (j)	520,590	559,472
2.944% 7/1/37 (j)	349,289	375,376
2.981% 3/1/36 (j)	548,592	589,565
3% 4/1/27 to 8/1/42	9,753,407	10,363,381
3% 10/1/27 (f)	33,800,000	35,832,475
3% 10/1/27 (f)	62,800,000	66,576,315
3% 10/1/42 (f)	138,500,000	146,225,475
3% 10/1/42 (f)	42,000,000	44,342,743
3% 10/1/42 (f)	1,000,000	1,055,780
3% 10/1/42 (f)	46,500,000	49,093,751
3% 10/1/42 (f)	28,500,000	30,089,719
3.158% 3/1/36 (j)	742,655	798,238
3.5% 1/1/26 to 9/1/42	113,985,314	122,347,813
3.5% 7/1/42	337,450	362,547
3.5% 7/1/42	488,918	525,281
3.5% 8/1/42	625,894	672,445
3.5% 8/1/42	578,555	621,585
3.5% 10/1/42 (f)	8,600,000	9,221,484
3.5% 10/1/42 (f)	6,000,000	6,433,594
3.5% 10/1/42 (f)	24,400,000	26,163,281
3.5% 10/1/42 (f)	1,000,000	1,072,266
3.5% 10/1/42 (f)	11,200,000	12,009,375
3.5% 10/1/42 (f)	57,000,000	61,119,139
3.5% 10/1/42 (f)	55,000,000	58,974,608
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 10/1/42 (f)	$ 30,400,000	$ 32,596,874
3.5% 10/1/42 (f)	8,600,000	9,221,484
3.5% 10/1/42 (f)	25,000,000	26,806,640
3.5% 11/1/42 (f)	33,900,000	36,257,108
3.5% 11/1/42 (f)	40,500,000	43,316,014
4% 9/1/15 to 7/1/42	212,660,695	231,178,910
4% 9/1/41	161,662	175,207
4% 10/1/41	7,528,569	8,211,139
4% 10/1/42 (f)	33,000,000	35,552,342
4% 10/1/42 (f)	35,700,000	38,461,170
4% 10/1/42 (f)	2,300,000	2,477,891
4% 10/1/42 (f)	4,000,000	4,309,375
4% 10/1/42 (f)	5,000,000	5,386,719
4% 10/1/42 (f)	19,000,000	20,469,530
4% 10/1/42 (f)	5,000,000	5,386,719
4% 10/1/42 (f)	14,700,000	15,836,952
4% 10/1/42 (f)	5,500,000	5,925,390
4% 10/1/42 (f)	3,000,000	3,232,031
4% 10/1/42 (f)	9,000,000	9,696,093
4% 11/1/42 (f)	22,000,000	23,675,780
4.5% 7/1/22 to 11/1/41	223,746,736	244,552,688
4.5% 10/1/42 (f)	2,800,000	3,031,000
4.5% 10/1/42 (f)	21,300,000	23,057,248
4.5% 10/1/42 (f)	3,000,000	3,247,500
4.5% 10/1/42 (f)	8,000,000	8,659,999
4.5% 10/1/42 (f)	13,800,000	14,938,499
5% 6/1/20 to 6/1/40	89,106,341	97,754,442
5% 10/1/42 (f)	48,900,000	53,335,382
5% 10/1/42 (f)	1,000,000	1,090,703
5.5% 10/1/17 to 3/1/40	178,485,985	197,008,807
5.5% 10/1/42 (f)	1,100,000	1,205,875
5.5% 10/1/42 (f)	2,000,000	2,192,500
5.5% 10/1/42 (f)	10,000,000	10,962,499
6% 5/1/15 to 6/1/40	146,561,996	162,437,124
6.5% 1/1/13 to 11/1/16	257,696	271,521
7% 1/1/13 to 6/1/32	2,920,655	3,305,471
7.5% 2/1/22 to 11/1/31	1,868,820	2,188,345
8% 6/1/29	715	851
TOTAL FANNIE MAE		2,160,914,262
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 8.4%
2.373% 1/1/35 (j)	$ 109,473	$ 117,197
2.405% 4/1/35 (j)	1,265,165	1,352,065
2.8% 5/1/35 (j)	1,199,188	1,288,753
3.454% 10/1/35 (j)	232,533	249,937
3.5% 4/1/32 to 4/1/42	16,319,129	17,636,995
3.5% 10/1/42 (f)	35,400,000	37,947,140
3.5% 11/1/42 (f)	35,400,000	37,848,958
4% 6/1/24 to 4/1/42	100,411,828	108,557,389
4% 9/1/41	1,725,487	1,879,905
4% 10/1/42 (f)	23,000,000	24,723,204
4.5% 7/1/25 to 10/1/41	120,881,015	131,677,790
5% 11/1/33 to 1/1/41	59,072,738	64,513,181
5.5% 8/1/23 to 2/1/40	56,591,835	61,618,628
6% 7/1/37 to 8/1/37	3,680,642	4,060,880
6.5% 9/1/39	7,875,403	8,810,614
7.5% 11/1/16 to 6/1/32	874,076	1,014,910
8% 7/1/25 to 10/1/27	29,348	34,410
8.5% 2/1/19 to 5/1/22	2,565	2,976
12% 11/1/19	1,440	1,534
TOTAL FREDDIE MAC		503,336,466
Ginnie Mae - 5.9%
3% 10/1/42 (f)	32,200,000	34,501,743
3.5% 1/15/41 to 5/15/42	17,466,995	19,259,504
3.5% 10/1/42 (f)	17,300,000	18,955,664
3.5% 10/1/42 (f)	17,300,000	18,955,664
4% 1/15/25 to 12/15/41	46,811,922	51,599,274
4.5% 5/15/39 to 4/15/41	91,680,454	101,626,174
5% 3/15/39 to 9/15/41	75,110,758	83,540,096
5.5% 11/20/33 to 12/15/38	8,536,150	9,537,907
6% 9/20/38	6,196,464	7,009,266
7% 6/15/24 to 9/15/32	3,917,695	4,549,186
7.5% 3/15/22 to 8/15/28	1,044,601	1,204,930
8% 4/15/24 to 12/15/25	81,281	94,829
8.5% 8/15/29 to 11/15/31	123,402	146,915
TOTAL GINNIE MAE		350,981,152
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,960,977,483)		3,015,231,880
Asset-Backed Securities - 0.4%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6865% 4/25/35 (j)	$ 587,289	$ 439,782
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6665% 4/25/35 (j)	46,927	45,626
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (j)	303,000	3,030
Airspeed Ltd. Series 2007-1A Class C1, 2.7208% 6/15/32 (e)(j)	4,492,328	2,470,780
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9165% 12/25/33 (j)	49,541	42,133
Series 2004-R2 Class M3, 0.7665% 4/25/34 (j)	70,927	30,131
Series 2005-R2 Class M1, 0.6665% 4/25/35 (j)	1,342,000	1,285,611
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0155% 3/25/34 (j)	31,145	25,873
Series 2006-W4 Class A2C, 0.3765% 5/25/36 (j)	842,713	267,249
Capital Trust Ltd. Series 2004-1 Class A2, 0.6685% 7/20/39 (e)(j)	63,925	57,692
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3565% 12/25/36 (j)	1,172,000	542,485
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	1,168,845	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4855% 3/25/32 (MGIC Investment Corp. Insured) (j)	60,407	18,732
Series 2004-3 Class M4, 1.6715% 4/25/34 (j)	103,878	47,655
Series 2004-4 Class M2, 1.0115% 6/25/34 (j)	382,121	229,385
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (e)	4,725,000	4,347,000
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (j)	25,289	15,871
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3915% 8/25/34 (j)	189,000	121,300
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0415% 3/25/34 (j)	10,322	5,916
Fremont Home Loan Trust Series 2005-A Class M4, 1.2365% 1/25/35 (j)	236,000	31,048
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (e)(j)	1,531,000	964,530
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	653,100	636,773
GE Business Loan Trust Series 2003-1 Class A, 0.6508% 4/15/31 (e)(j)	122,088	114,950
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7665% 9/25/46 (e)(j)	911,785	888,990
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5365% 8/25/33 (j)	$ 818,015	$ 636,938
Series 2003-3 Class M1, 1.5065% 8/25/33 (j)	439,648	378,906
Series 2003-5 Class A2, 0.9165% 12/25/33 (j)	21,396	18,063
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4065% 1/25/37 (j)	805,000	317,978
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3465% 11/25/36 (j)	808,000	768,708
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6935% 12/27/29 (j)	314,846	282,353
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.3415% 7/25/33 (j)	3,441,222	2,919,523
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1915% 7/25/34 (j)	48,532	32,557
Series 2006-FM1 Class A2B, 0.3265% 4/25/37 (j)	776,505	722,866
Series 2006-OPT1 Class A1A, 0.4765% 6/25/35 (j)	900,528	749,852
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5565% 8/25/34 (j)	37,283	30,673
Series 2005-NC1 Class M1, 0.6565% 1/25/35 (j)	260,000	158,249
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (k)	2,575,000	15,221
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7265% 9/25/35 (j)	928,000	616,486
Ocala Funding LLC:
Series 2005-1A Class A, 1.7185% 3/20/10 (b)(e)(j)	347,000	0
Series 2006-1A Class A, 1.6185% 3/20/11 (b)(e)(j)	765,000	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4665% 9/25/34 (j)	346,000	160,024
Class M4, 1.6665% 9/25/34 (j)	444,000	112,047
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0165% 4/25/33 (j)	3,323	2,890
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3685% 3/20/19 (FGIC Insured) (e)(j)	206,662	204,317
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (j)	827,000	510,221
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9415% 9/25/34 (j)	41,332	14,370
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0765% 9/25/34 (j)	18,730	17,370
TOTAL ASSET-BACKED SECURITIES (Cost $26,971,196)		21,302,154
Collateralized Mortgage Obligations - 0.4%
	Principal Amount	Value
Private Sponsor - 0.3%
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3985% 12/20/54 (j)	$ 1,954,000	$ 1,797,680
Class M1, 0.5585% 12/20/54 (j)	515,000	457,063
Series 2007-1:
Class 1M1, 0.5185% 12/20/54 (j)	785,000	696,688
Class 2M1, 0.7185% 12/20/54 (j)	4,428,000	3,929,850
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.3551% 1/20/44 (j)	2,564,032	2,419,164
Class 1C, 2.9051% 1/20/44 (j)	279,947	225,777
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4265% 5/25/47 (j)	486,688	317,075
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3865% 2/25/37 (j)	715,186	582,194
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5065% 7/25/35 (j)	2,894,611	2,600,131
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5775% 7/10/35 (e)(j)	340,119	270,879
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6665% 6/25/33 (e)(j)	73,952	70,994
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	4,630,000	1,555,425
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (j)	22,235	20,617
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4165% 9/25/36 (j)	2,031,609	1,772,953
TOTAL PRIVATE SPONSOR		16,716,490
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,508,021	3,876,763
Series 1999-57 Class PH, 6.5% 12/25/29	2,740,490	3,143,018
TOTAL U.S. GOVERNMENT AGENCY		7,019,781
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,008,450)		23,736,271
Commercial Mortgage Securities - 7.4%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (j)(k)	$ 2,973,859	$ 86,670
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5:
Class A2, 5.317% 9/10/47	4,095,292	4,100,415
Class A3, 5.39% 9/10/47	3,670,000	3,903,482
Series 2007-3 Class A3, 5.7723% 6/10/49 (j)	8,000,000	8,139,672
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.5308% 10/15/19 (e)(j)	1,030,000	986,225
Class G, 0.5508% 10/15/19 (e)(j)	1,218,000	1,154,055
Class H, 0.5908% 10/15/19 (e)(j)	1,445,000	1,275,213
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0665% 12/25/33 (e)(j)	35,541	25,860
Series 2004-1:
Class A, 0.5765% 4/25/34 (e)(j)	513,075	456,281
Class B, 2.1165% 4/25/34 (e)(j)	57,064	33,654
Class M1, 0.7765% 4/25/34 (e)(j)	46,302	33,759
Class M2, 1.4165% 4/25/34 (e)(j)	41,574	29,372
Series 2005-2A:
Class A1, 0.5265% 8/25/35 (e)(j)	648,458	481,247
Class M1, 0.6465% 8/25/35 (e)(j)	47,983	27,887
Class M2, 0.6965% 8/25/35 (e)(j)	79,515	42,245
Class M3, 0.7165% 8/25/35 (e)(j)	43,870	21,321
Series 2005-3A:
Class A2, 0.6165% 11/25/35 (e)(j)	224,708	177,006
Class M2, 0.7065% 11/25/35 (e)(j)	49,007	26,648
Class M3, 0.7265% 11/25/35 (e)(j)	43,925	22,788
Class M4, 0.8165% 11/25/35 (e)(j)	54,816	26,080
Series 2005-4A:
Class A2, 0.6065% 1/25/36 (e)(j)	817,618	596,901
Class B1, 1.6165% 1/25/36 (e)(j)	66,574	9,340
Class M1, 0.6665% 1/25/36 (e)(j)	263,902	162,266
Class M2, 0.6865% 1/25/36 (e)(j)	78,931	45,324
Class M3, 0.7165% 1/25/36 (e)(j)	115,607	61,486
Class M4, 0.8265% 1/25/36 (e)(j)	60,195	29,220
Class M5, 0.8665% 1/25/36 (e)(j)	60,195	19,138
Class M6, 0.9165% 1/25/36 (e)(j)	64,182	15,982
Series 2006-1:
Class A2, 0.5765% 4/25/36 (e)(j)	125,240	95,467
Class M6, 0.8565% 4/25/36 (e)(j)	42,156	12,889
Series 2006-2A:
Class A1, 0.4465% 7/25/36 (e)(j)	1,239,965	893,044
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class A2, 0.4965% 7/25/36 (e)(j)	$ 111,740	$ 80,720
Class B3, 2.9165% 7/25/36 (e)(j)	8,685	156
Class M1, 0.5265% 7/25/36 (e)(j)	117,370	38,404
Class M2, 0.5465% 7/25/36 (e)(j)	82,722	24,633
Class M3, 0.5665% 7/25/36 (e)(j)	64,965	14,672
Class M4, 0.6365% 7/25/36 (e)(j)	43,743	9,255
Class M5, 0.6865% 7/25/36 (e)(j)	53,704	9,905
Class M6, 0.7565% 7/25/36 (e)(j)	85,321	13,513
Series 2006-3A:
Class M4, 0.6465% 10/25/36 (e)(j)	87,605	12,355
Class M5, 0.6965% 10/25/36 (e)(j)	110,929	5,135
Class M6, 0.7765% 10/25/36 (e)(j)	156,746	2,714
Series 2006-4A:
Class A1, 0.4465% 12/25/36 (e)(j)	805,366	599,750
Class A2, 0.4865% 12/25/36 (e)(j)	1,796,283	980,061
Class B1, 0.9165% 12/25/36 (e)(j)	28,521	614
Class M1, 0.5065% 12/25/36 (e)(j)	129,716	27,744
Class M2, 0.5265% 12/25/36 (e)(j)	82,341	12,824
Class M3, 0.5565% 12/25/36 (e)(j)	83,469	11,607
Class M4, 0.6165% 12/25/36 (e)(j)	99,825	11,258
Class M5, 0.6565% 12/25/36 (e)(j)	91,929	7,606
Class M6, 0.7365% 12/25/36 (e)(j)	82,341	4,565
Series 2007-1 Class A2, 0.4865% 3/25/37 (e)(j)	335,284	186,498
Series 2007-2A:
Class A1, 0.4865% 7/25/37 (e)(j)	1,320,241	776,054
Class A2, 0.5365% 7/25/37 (e)(j)	1,236,753	425,295
Class B1, 1.8165% 7/25/37 (e)(j)	107,654	1,502
Class M1, 0.5865% 7/25/37 (e)(j)	413,902	108,741
Class M2, 0.6265% 7/25/37 (e)(j)	159,193	18,902
Class M3, 0.7065% 7/25/37 (e)(j)	159,193	15,768
Class M4, 0.8665% 7/25/37 (e)(j)	455,646	36,742
Class M5, 0.9665% 7/25/37 (e)(j)	403,289	28,987
Class M6, 1.2165% 7/25/37 (e)(j)	508,003	24,749
Series 2007-3:
Class A2, 0.5065% 7/25/37 (e)(j)	484,300	252,755
Class B1, 1.1665% 7/25/37 (e)(j)	288,707	15,509
Class B2, 1.8165% 7/25/37 (e)(j)	450,863	23,995
Class M1, 0.5265% 7/25/37 (e)(j)	253,445	89,722
Class M2, 0.5565% 7/25/37 (e)(j)	268,872	60,464
Class M3, 0.5865% 7/25/37 (e)(j)	440,223	75,830
Class M4, 0.7165% 7/25/37 (e)(j)	690,362	104,773
Class M5, 0.8165% 7/25/37 (e)(j)	346,558	45,894
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M6, 1.0165% 7/25/37 (e)(j)	$ 261,709	$ 28,224
Series 2007-4A:
Class M1, 1.1665% 9/25/37 (e)(j)	115,871	6,970
Class M2, 1.2665% 9/25/37 (e)(j)	115,871	5,916
Class M4, 1.8165% 9/25/37 (e)(j)	306,397	12,170
Class M5, 1.9665% 9/25/37 (e)(j)	306,397	9,157
Class M6, 2.1665% 9/25/37 (e)(j)	135,051	4,469
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class H, 0.8708% 3/15/19 (e)(j)	258,079	249,556
Class J, 1.0708% 3/15/19 (e)(j)	265,000	243,330
Series 2007-BBA8:
Class D, 0.4708% 3/15/22 (e)(j)	271,000	250,113
Class E, 0.5208% 3/15/22 (e)(j)	1,409,000	1,272,226
Class F, 0.5708% 3/15/22 (e)(j)	864,000	762,850
Class G, 0.6208% 3/15/22 (e)(j)	222,000	191,570
Class H, 0.7708% 3/15/22 (e)(j)	271,000	228,433
Class J, 0.9208% 3/15/22 (e)(j)	271,000	221,658
C-BASS Trust floater Series 2006-SC1 Class A, 0.4865% 5/25/36 (e)(j)	440,818	399,024
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5908% 8/15/21 (e)(j)	152,742	145,689
Series 2007-FL3A Class A2, 0.3608% 4/15/22 (e)(j)	103,697	101,872
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0708% 4/15/17 (e)(j)	82,143	74,531
Series 2005-FL11:
Class F, 0.6708% 11/15/17 (e)(j)	97,179	88,359
Class G, 0.7208% 11/15/17 (e)(j)	67,463	59,991
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)	14,937,240	14,994,748
Class AJFX, 5.478% 2/5/19 (e)	2,410,000	2,415,384
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8665% 6/15/39 (j)	31,052,691	35,094,975
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	10,000,000	11,357,680
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3708% 2/15/22 (e)(j)	4,655,000	4,363,136
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1: - continued
Class C:
0.3908% 2/15/22 (e)(j)	$ 1,212,000	$ 1,123,889
0.4908% 2/15/22 (e)(j)	433,000	401,088
Class F, 0.5408% 2/15/22 (e)(j)	866,000	797,847
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (e)	212,883	212,579
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	20,358,449	23,126,933
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4205% 11/5/21 (e)(j)	4,685,000	4,452,947
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	13,104,000	14,962,435
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.6143% 6/6/20 (e)(j)	2,443,590	2,432,702
Class F, 0.6443% 6/6/20 (e)(j)	543,000	538,294
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (e)(j)	2,490,000	2,488,531
Class D, 2.2018% 3/6/20 (e)(j)	4,485,000	4,484,973
Class H, 3.3004% 3/6/20 (e)(j)	480,000	480,005
Class J, 4.0852% 3/6/20 (e)(j)	690,000	690,176
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	530,510	539,114
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4508% 11/15/18 (e)(j)	84,030	79,345
Class E, 0.5008% 11/15/18 (e)(j)	126,434	116,857
Class F, 0.5508% 11/15/18 (e)(j)	189,846	167,871
Class G, 0.5808% 11/15/18 (e)(j)	164,948	139,257
Class H, 0.7208% 11/15/18 (e)(j)	126,463	101,707
sequential payer:
Series 2006-CB14 Class A3B, 5.678% 12/12/44 (j)	1,962,358	2,008,071
Series 2006-LDP9 Class A3, 5.336% 5/15/47	4,750,000	5,423,213
Series 2007-CB19 Class A4, 5.9196% 2/12/49 (j)	3,110,000	3,653,764
Series 2007-LD11 Class A4, 6.0025% 6/15/49 (j)	42,136,746	48,772,272
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5608% 9/15/21 (e)(j)	743,007	668,706
Class G, 0.5808% 9/15/21 (e)(j)	3,111,988	2,722,990
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class H, 0.6208% 9/15/21 (e)(j)	$ 378,548	$ 317,981
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	1,373,745	1,402,624
Series 2005-MCP1 Class A2, 4.556% 6/12/43	414,935	416,162
Series 2007-C1 Class A4, 6.0415% 6/12/50 (j)	3,500,000	3,972,630
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	16,070,000	18,124,100
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	11,060,000	12,568,672
Series 2007-7 Class B, 5.9302% 6/12/50 (j)	1,365,000	92,274
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.411% 10/15/20 (e)(j)	434,000	393,855
Class E, 0.471% 10/15/20 (e)(j)	542,000	476,960
Class F, 0.521% 10/15/20 (e)(j)	326,000	270,580
Class G, 0.561% 10/15/20 (e)(j)	402,000	312,555
Class H, 0.651% 10/15/20 (e)(j)	253,000	164,450
Class J, 0.801% 10/15/20 (e)(j)	148,108	59,243
Series 2006-T23 Class A3, 5.9837% 8/12/41 (j)	2,485,000	2,591,751
Series 2007-HQ12 Class A4, 5.7706% 4/12/49 (j)	4,350,000	4,706,287
Series 2007-IQ14 Class B, 5.9135% 4/15/49 (j)	3,845,000	1,069,679
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5008% 9/15/21 (e)(j)	906,000	781,391
Class F, 0.5608% 9/15/21 (e)(j)	1,220,000	1,003,405
Class G, 0.5808% 9/15/21 (e)(j)	1,156,000	904,527
Class J, 0.8208% 9/15/21 (e)(j)	257,000	170,253
Series 2007-WHL8 Class F, 0.7008% 6/15/20 (e)(j)	1,931,000	1,427,289
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	7,858,238
Series 2007-C30 Class A5, 5.342% 12/15/43	51,260,182	58,021,656
Series 2007-C31:
Class A4, 5.509% 4/15/47	19,080,000	21,870,755
Class A5, 5.5% 4/15/47	8,260,000	9,223,620
Series 2007-C32 Class A3, 5.9307% 6/15/49 (j)	44,209,000	50,901,933
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,648,455
Series 2007-C31 Class C, 5.8716% 4/15/47 (j)	4,335,000	935,060
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 1,804,805	$ 1,871,177
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 6.0974% 2/15/51 (j)	14,270,000	16,821,048
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $433,969,332)		443,696,815
Municipal Securities - 0.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,400,000	1,449,602
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,020,000	1,340,963
7.3% 10/1/39	905,000	1,182,663
7.5% 4/1/34	6,765,000	8,916,676
7.55% 4/1/39	5,300,000	7,189,503
7.6% 11/1/40	5,385,000	7,387,251
7.625% 3/1/40	2,055,000	2,795,951
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	5,070,000	4,913,641
Series 2010-1, 6.63% 2/1/35	2,160,000	2,408,465
Series 2010-3:
6.725% 4/1/35	1,605,000	1,806,716
7.35% 7/1/35	745,000	877,647
Series 2011, 5.877% 3/1/19	755,000	849,096
TOTAL MUNICIPAL SECURITIES (Cost $38,605,006)		41,118,174
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $493,927,029)	493,927,029	493,927,029
TOTAL INVESTMENT PORTFOLIO - 120.6% (Cost $7,008,654,489)		7,199,779,778
NET OTHER ASSETS (LIABILITIES) (l) - (20.6)%		(1,231,197,843)
NET ASSETS - 100%		$ 5,968,581,935
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 10/1/27	$ (32,500,000)	$ (34,454,303)
3% 10/1/27	(32,500,000)	(34,454,303)
3% 10/1/27	(30,000,000)	(31,803,972)
3% 10/1/42	(28,500,000)	(30,089,719)
3% 10/1/42	(27,500,000)	(29,033,939)
3% 10/1/42	(19,000,000)	(20,059,812)
3% 10/1/42	(46,500,000)	(49,093,751)
3% 10/1/42	(28,500,000)	(30,089,719)
3.5% 10/1/42	(33,900,000)	(36,349,804)
3.5% 10/1/42	(17,300,000)	(18,550,195)
3.5% 10/1/42	(30,400,000)	(32,596,874)
3.5% 10/1/42	(8,600,000)	(9,221,484)
3.5% 10/1/42	(25,000,000)	(26,806,640)
3.5% 10/1/42	(25,000,000)	(26,806,640)
3.5% 10/1/42	(40,500,000)	(43,426,757)
3.5% 11/1/42	(11,200,000)	(11,978,749)
4% 10/1/27	(4,000,000)	(4,276,285)
4% 10/1/42	(22,000,000)	(23,701,561)
4% 10/1/42	(28,500,000)	(30,704,295)
4% 10/1/42	(27,500,000)	(29,626,952)
4% 10/1/42	(14,000,000)	(15,082,812)
4% 10/1/42	(7,000,000)	(7,541,406)
4% 10/1/42	(5,000,000)	(5,386,719)
4% 10/1/42	(14,700,000)	(15,836,952)
4% 10/1/42	(5,500,000)	(5,925,390)
4% 10/1/42	(12,000,000)	(12,928,124)
4% 11/1/42	(19,000,000)	(20,447,264)
4% 11/1/42	(3,000,000)	(3,228,515)
4.5% 10/1/27	(4,000,000)	(4,311,901)
4.5% 10/1/42	(40,000,000)	(43,299,996)
4.5% 10/1/42	(13,800,000)	(14,938,499)
4.5% 10/1/42	(44,000,000)	(47,629,996)
5% 10/1/42	(37,000,000)	(40,356,015)
5.5% 10/1/42	(24,000,000)	(26,309,998)
6% 10/1/42	(23,000,000)	(25,402,423)
TOTAL FANNIE MAE		(841,751,764)
TBA Sale Commitments - continued
	Principal Amount	Value
Freddie Mac
3.5% 10/1/42	$ (35,400,000)	$ (37,947,140)
4% 10/1/42	(9,000,000)	(9,674,297)
TOTAL FREDDIE MAC		(47,621,437)
Ginnie Mae
3.5% 10/1/42	(17,300,000)	(18,955,664)
3.5% 10/1/42	(17,300,000)	(18,955,664)
TOTAL GINNIE MAE		(37,911,328)
TOTAL TBA SALE COMMITMENTS (Proceeds $926,298,840)		$ (927,284,529)
Swap Agreements
	Expiration Date	Notional Amount (i)
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($493,386))	Dec. 2018	$ 6,500,000	238,428
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid ($824,972))	Dec. 2018	6,500,000	522,501
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid ($649,248))	Dec. 2018	6,500,000	522,501
Swap Agreements - continued
	Expiration Date	Notional Amount (i)	Value
Credit Default Swaps - continued

Receive from Credit Suisse First Boston upon credit event of Societe Generale, par value of the notional amount of Societe Generale, 5.25% 3/28/13, and pay quarterly notional amount multiplied by 3% (Upfront Premium Received/(Paid) $71,884)

	Dec. 2017	$ 4,411,000	$ (83,394)
Receive from Credit Suisse First Boston upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC, 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($247,497))	March 2018	4,412,000	235,358
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($160,742))	March 2018	5,000,000	266,725
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($361,676))	March 2019	4,259,546	166,712
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,800,000) (h)	Sept. 2037	4,666,431	(4,447,517)
Swap Agreements - continued
	Expiration Date	Notional Amount (i)	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $966,000) (h)

	Sept. 2037	$ 1,306,601	$ (1,245,305)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,520,000) (h)	Sept. 2037	3,733,145	(3,558,013)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $581,250) (h)	Sept. 2037	777,738	(741,253)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,077,000) (h)	Sept. 2037	4,230,897	(4,032,415)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,242,000) (h)	Sept. 2037	1,431,039	(1,363,905)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,691,000) (h)	Sept. 2037	2,364,325	(2,253,408)
Swap Agreements - continued
	Expiration Date	Notional Amount (i)	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-C) (h)

	Oct. 2034	$ 206,163	$ (87,440)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (h)	August 2034	171,893	(129,830)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (h)	April 2032	29,939	(20,528)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C) (h)	Oct. 2034	221,017	(100,730)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	173,429	(145,979)
		$ 56,895,163	$ (16,257,492)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $213,388,154 or 3.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $19,787,946.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Cash collateral from securities on loan includes cash of $208,508,400.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 626,100
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,237,542,375	$ -	$ 1,237,542,375	$ -
U.S. Government and Government Agency Obligations	1,923,225,080	-	1,923,225,080	-
U.S. Government Agency - Mortgage Securities	3,015,231,880	-	3,015,231,880	-
Asset-Backed Securities	21,302,154	-	10,959,000	10,343,154
Collateralized Mortgage Obligations	23,736,271	-	21,909,967	1,826,304
Commercial Mortgage Securities	443,696,815	-	439,871,067	3,825,748
Municipal Securities	41,118,174	-	41,118,174	-
Money Market Funds	493,927,029	493,927,029	-	-
Total Investments in Securities:	$ 7,199,779,778	$ 493,927,029	$ 6,689,857,543	$ 15,995,206
Derivative Instruments:
Assets
Swap Agreements	$ 1,952,225	$ -	$ 1,952,225	$ -
Liabilities
Swap Agreements	$ (18,209,717)	$ -	$ (17,725,210)	$ (484,507)
Total Derivative Instruments:	$ (16,257,492)	$ -	$ (15,772,985)	$ (484,507)
Other Financial Instruments:
TBA Sale Commitments	$ (927,284,529)	$ -	$ (927,284,529)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 1,952,225	$ (18,209,717)
Total Value of Derivatives	$ 1,952,225	$ (18,209,717)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value (including securities loaned of $203,840,676) - See accompanying schedule: Unaffiliated issuers (cost $6,514,727,460)	$ 6,705,852,749
Fidelity Central Funds (cost $493,927,029)	493,927,029
Total Investments (cost $7,008,654,489)		$ 7,199,779,778
Cash		208,587,167
Receivable for investments sold, regular delivery		169,973,806
Receivable for TBA sale commitments		926,298,840
Receivable for swap agreements		3,860
Receivable for fund shares sold		1,184,135
Interest receivable		32,286,328
Distributions receivable from Fidelity Central Funds		62,858
Swap agreements, at value		1,952,225
Other receivables		7,820
Total assets		8,540,136,817

Liabilities
Payable for investments purchased Regular delivery	$ 177,753,212
Delayed delivery	1,235,839,799
TBA sale commitments, at value	927,284,529
Payable for swap agreements	1,570,809
Payable for fund shares redeemed	2,355,681
Distributions payable	107
Swap agreements, at value	18,209,717
Other payables and accrued expenses	32,628
Collateral on securities loaned, at value	208,508,400
Total liabilities		2,571,554,882

Net Assets		$ 5,968,581,935
Net Assets consist of:
Paid in capital		$ 5,796,479,363
Net unrealized appreciation (depreciation) on investments		172,102,572
Net Assets, for 54,689,040 shares outstanding		$ 5,968,581,935
Net Asset Value, offering price and redemption price per share ($5,968,581,935 ÷ 54,689,040 shares)		$ 109.14

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 44,023
Interest		151,220,169
Income from Fidelity Central Funds		626,100
Total income		151,890,292

Expenses
Custodian fees and expenses	$ 96,346
Independent directors' compensation	19,059
Total expenses before reductions	115,405
Expense reductions	(20,307)	95,098
Net investment income (loss)		151,795,194
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	193,522,294
Swap agreements	(15,128,374)
Total net realized gain (loss)		178,393,920
Change in net unrealized appreciation (depreciation) on: Investment securities	32,082,756
Swap agreements	12,610,772
Delayed delivery commitments	(893,064)
Total change in net unrealized appreciation (depreciation)		43,800,464
Net gain (loss)		222,194,384
Net increase (decrease) in net assets resulting from operations		$ 373,989,578

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 151,795,194	$ 160,026,575
Net realized gain (loss)	178,393,920	143,593,029
Change in net unrealized appreciation (depreciation)	43,800,464	13,045,510
Net increase (decrease) in net assets resulting from operations	373,989,578	316,665,114
Distributions to partners from net investment income	(151,015,679)	(151,929,332)
Affiliated share transactions Proceeds from sales of shares	1,202,772,193	988,752,365
Reinvestment of distributions	150,995,244	151,927,735
Cost of shares redeemed	(689,424,634)	(743,330,542)
Net increase (decrease) in net assets resulting from share transactions	664,342,803	397,349,558
Total increase (decrease) in net assets	887,316,702	562,085,340

Net Assets
Beginning of period	5,081,265,233	4,519,179,893
End of period	$ 5,968,581,935	$ 5,081,265,233
Other Affiliated Information Shares
Sold	11,326,689	9,662,559
Issued in reinvestment of distributions	1,416,103	1,486,794
Redeemed	(6,521,300)	(7,209,036)
Net increase (decrease)	6,221,492	3,940,317

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 104.84	$ 101.49	$ 94.59	$ 89.79	$ 96.86
Income from Investment Operations
Net investment income (loss) B	2.994	3.367	3.768	4.670	5.231
Net realized and unrealized gain (loss)	4.299	3.177	6.758	4.770	(7.461)
Total from investment operations	7.293	6.544	10.526	9.440	(2.230)
Distributions to partners from net investment income	(2.993)	(3.194)	(3.626)	(4.640)	(4.840)
Net asset value, end of period	$ 109.14	$ 104.84	$ 101.49	$ 94.59	$ 89.79
Total Return A	7.06%	6.58%	11.34%	11.07%	(2.44)%
Ratios to Average Net Assets C,F
Expenses before reductions	-% E	-% E	-% E	.02%	-% E
Expenses net of fee waivers, if any	-% E	-% E	-% E	.02%	-% E
Expenses net of all reductions	-% E	-% E	-% E	.02%	-% E
Net investment income (loss)	2.81%	3.30%	3.86%	5.32%	5.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,968,582	$ 5,081,265	$ 4,519,180	$ 4,399,228	$ 4,039,432
Portfolio turnover rate D	344%	424%	230%	177%	229%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2012

1. Organization.

Fidelity Tactical Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would

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3. Significant Accounting Policies - continued

Security Valuation - continued

be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 219,106,196
Gross unrealized depreciation	(32,823,332)
Net unrealized appreciation (depreciation) on securities and other investments	$ 186,282,864

Tax Cost	$ 7,013,496,914

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (15,128,374)	$ 12,610,772

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $856,089,760 and $888,073,666, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $106,167.

9. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $19,059.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,248.

Annual Report

10. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans.  The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of September 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 16, 2012

Annual Report

Directors and Officers (Trustees and Officers)

The Trustees and executive officers of the Central Investment Portfolios II LLC. and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 434 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Directors and Officers (Trustees and Officers) - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Central Investment Portfolios II LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2007

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2007

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2007

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tactical Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has continued to increase the resources devoted to non U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2012, Fidelity Central Investments Portfolio II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Index Central Fund and Fidelity Tactical Income Central Fund (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$33,000	$-	$7,200	$200
Fidelity Tactical Income Central Fund	$154,000	$-	$8,600	$400

September 30, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$-	$-	$-	$-
Fidelity Tactical Income Central Fund	$158,000	$-	$8,600	$200

A Amounts may reflect rounding.

B Fidelity Inflation-Protected Bond Index Central Fund commenced operations on February 22, 2012.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2012A,B	September 30, 2011A,B
Audit-Related Fees	$615,000	$440,000
Tax Fees	$-	$-
All Other Fees	$1,130,000	$700,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Inflation-Protected Bond Index Central Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2012A,B	September 30, 2011 A,B
Deloitte Entities	$1,800,000	$1,290,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Inflation-Protected Bond Index Central Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolio II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 27, 2012